SEGMENT DISCLOSURES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Revenue	$ 0	$ 0	$ 0
Property and equipment	1	1
Europe [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	0	0	0
United States [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	0	0	5
Canada [Member]
Statement [Line Items]
Revenue	0	0	0
Property and equipment	$ 1	$ 1	$ 2